Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (5,098,384)	$ (660,588)	$ (241,217)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Prepaid expenses and other current assets	(560,901)	1,877	(3,123)
Due from related party	33,134	50,000
Accounts payable	55,335
Share-based payment	2,945,495
Due to subsidiary	(600,000)	(61,712)
Equity income (loss) of subsidiary	202,941	406,554	239,311
Net cash used in operating activities	(3,022,380)	(263,869)	(5,029)
CASH FLOWS FROM OPERATING ACTIVITIES
Purchase of short-term investments	(1,400,000)
Purchase of long-term investments in subsidiary	(450,000)	(250,000)
Net cash used in investing activities	(1,850,000)	(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution		72	1,128
Initial public offering		7,795,570
Repayments of due to related parties	(30,000)	(930,000)
Receive repayment from related party	30,000
Deferred IPO costs		(301,837)
Advances from related parties			6,225
Net cash provided by financing activities		6,563,805	7,353
Net increase (decrease) in cash	(4,872,380)	6,049,936	2,324
Cash at beginning of the year	6,052,260	2,324
Cash at end of the year	$ 1,179,880	$ 6,052,260	$ 2,324